Transactions with Related Parties (Details Narrative) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 08, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Jun. 06, 2022	Mar. 30, 2022 shares	Sep. 03, 2021 shares
Related Party Transaction [Line Items]
Seller's credit agreement		$ 0	$ 16,000	$ 0
Financing arrangements and credit facility assumed in connection with the acquisition of companies owning vessels		$ 0	$ 866,344	0
Common units issued | shares		20,821,946	19,776,946
Vessel operating expenses		$ 9,172	$ 5,923	4,976
General and administrative expenses		10,681	8,662	7,195
Floating fee management agreements [Member]
Related Party Transaction [Line Items]
Vessel operating expenses		$ 9,172	5,923	4,976
LNG/C Aristos and LNG/C Aristarchos [Member] | CGC Seller's Credit [Member]
Related Party Transaction [Line Items]
Repayment amount	$ 10,000
Seller's credit agreement			10,000
Financing arrangements and credit facility assumed in connection with the acquisition of companies owning vessels			304,355
Common units issued | shares							1,153,846
One of Three Eco Container Carriers [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction		In October 2022, the Partnership acquired from CMTC the shares of the company owning one of the three 13,312 TEU container carrier vessels, which entered into a floating fee management agreement with Capital-Executive Ship Management Corp.
LNG/C Attalos, LNG/C Asklipios, LNG/C Adamastos and LNG/C Aristidis I [Member]
Related Party Transaction [Line Items]
Financing arrangements and credit facility assumed in connection with the acquisition of companies owning vessels			561,989
Common Partnership units transferred from CGC to Capital Gas Corp. [Member]
Related Party Transaction [Line Items]
Common Partnership units transferred | shares						1,153,846
Master Agreement [Member] | One X-DF LNG/C Vessel (“174.000 CBM”) and Three Eco Container Carriers Vessels (“13.312 TEU”) [Member]
Related Party Transaction [Line Items]
Vessel capacity in CBM					174,000
Container capacity in TEU					13,312
CMTC Seller’s Credit [Member] | For each vessel - M/V Long Beach Express, M/V Seattle Express and M/V Fos Express [Member]
Related Party Transaction [Line Items]
Seller's credit agreement			6,000
Administrative And Service Agreements [Member]
Related Party Transaction [Line Items]
General and administrative expenses		$ 2,050	$ 1,880	$ 1,880
CMTC Seller’s Credit [Member]
Related Party Transaction [Line Items]
The percentage of ownership of common units		23.10%	20.00%
Capital Gas Corp. [Member]
Related Party Transaction [Line Items]
The percentage of ownership of common units		5.70%
CGC [Member]
Related Party Transaction [Line Items]
The percentage of ownership of common units			5.90%